Segment Information - Summary of Making Decisions Regarding the Allocation of Resources and to Assess Performance (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Information [Line Items]
Revenues	€ 843,920	€ 662,037	€ 536,539
Cost of sales	578,515	467,861	398,518
Gross Profit	265,405	194,176	138,021
Other operating income	9,386	5,230	8,737
Selling and Marketing expenses	20,448	20,044	26,144
Research and Development expenses	29,616	17,390	7,826
General and Administrative expenses	62,502	58,863	50,568
Operating Profit	162,225	103,109	62,220
Total assets	1,418,842	967,979
Total liabilities	577,183	657,839
External Customers
Segment Information [Line Items]
Revenues	843,920	662,037	536,539
Adjustments, Eliminations and Unallocated Items
Segment Information [Line Items]
Revenues	(70,113)	(57,423)	(46,506)
Cost of sales	(63,393)	(51,882)	(39,312)
Gross Profit	(6,720)	(5,541)	(7,194)
Other operating income		7	0
Selling and Marketing expenses	9,516	7,440	9,255
Research and Development expenses	1,886	2,254	835
General and Administrative expenses	(8,392)	899	(756)
Operating Profit	(9,730)	(16,127)	(16,528)
Total assets	279,342	2,396
Total liabilities	77,603	217,890
Adjustments, Eliminations and Unallocated Items | Inter-Segment
Segment Information [Line Items]
Revenues	(70,113)	(57,423)	(46,506)
Biopharmaceutical and Diagnostic Solutions | Operating Segments
Segment Information [Line Items]
Revenues	695,172	566,027	455,922
Cost of sales	465,304	398,411	333,539
Gross Profit	229,868	167,616	122,383
Other operating income	9,386	5,193	8,737
Selling and Marketing expenses	7,736	9,762	13,776
Research and Development expenses	23,467	12,080	5,442
General and Administrative expenses	58,996	48,324	43,167
Operating Profit	149,055	102,643	68,735
Total assets	885,733	776,832
Total liabilities	335,919	330,624
Biopharmaceutical and Diagnostic Solutions | Operating Segments | External Customers
Segment Information [Line Items]
Revenues	694,038	564,931	455,041
Biopharmaceutical and Diagnostic Solutions | Operating Segments | Inter-Segment
Segment Information [Line Items]
Revenues	1,134	1,096	881
Engineering | Operating Segments
Segment Information [Line Items]
Revenues	218,861	153,433	127,123
Cost of sales	176,604	121,332	104,291
Gross Profit	42,257	32,101	22,832
Other operating income		31	0
Selling and Marketing expenses	3,196	2,842	3,113
Research and Development expenses	4,263	3,056	1,549
General and Administrative expenses	11,898	9,641	8,157
Operating Profit	22,900	16,593	10,013
Total assets	253,767	188,751
Total liabilities	163,661	109,325
Engineering | Operating Segments | External Customers
Segment Information [Line Items]
Revenues	149,882	97,106	81,498
Engineering | Operating Segments | Inter-Segment
Segment Information [Line Items]
Revenues	68,979	56,327	45,625
Total Segments | Operating Segments
Segment Information [Line Items]
Revenues	914,033	719,460	583,045
Cost of sales	641,908	519,743	437,830
Gross Profit	272,125	199,717	145,215
Other operating income	9,386	5,224	8,737
Selling and Marketing expenses	10,932	12,604	16,889
Research and Development expenses	27,730	15,136	6,991
General and Administrative expenses	70,894	57,965	51,324
Operating Profit	171,955	119,236	78,748
Total assets	1,139,500	965,583
Total liabilities	499,580	439,949
Total Segments | Operating Segments | External Customers
Segment Information [Line Items]
Revenues	843,920	662,037	536,539
Total Segments | Operating Segments | Inter-Segment
Segment Information [Line Items]
Revenues	€ 70,113	€ 57,423	€ 46,506